Going Concern (Details Narrative)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Revenue decrease from prior year				$ (7,000,000)
Net loss				(8,441,559)	$ 1,421,781	$ 4,603,708
Working capital decrease from prior year				17,000,000
Working capital					17,900,000
Construction-in-progress projects				900,000
Future minimum capital expenditure commitment on construction-in-progress projects				5,900,000
Cash		$ 1,300,000		1,300,000
Short-term investments		3,551,968		3,551,968	11,073,200	28,233,035
Outstanding accounts receivable		2,500,000		2,500,000
Repayment of loan				2,889,000	$ 4,691,200	$ 6,121,240
PRC Bank [Member]
Outstanding bank loans		5,200,000		$ 5,200,000
Repayment of loan		4,400,000
PRC Bank [Member] | RMB [Member]
Repayment of loan | ¥			¥ 30,000,000
Dongguan Rural Commercial Bank [Member]
Proceeds from loan		$ 7,100,000
Dongguan Rural Commercial Bank [Member] | RMB [Member]
Proceeds from loan | ¥			¥ 50,000,000
Subsequent Event [Member]
Collections from accounts receivables	$ 2,200,000
Percentage of working capital	0.89
Subsequent Event [Member] | Third Party Customers [Member]
Collections from accounts receivables	$ 1,800,000
Subsequent Event [Member] | Related Party Customer [Member]
Collections from accounts receivables	$ 400,000